Long-Term Debt - Summary of Long-term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt	$ 41,340	$ 32,259
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	16,291	15,769
Parent Company [Member] | Other Debt Issuance Fees and Unrealized Gains and Losses and Deferred Amounts Relating to Derivative Instruments [Member]
Debt Instrument [Line Items]
Long-term debt	(53)	(29)
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	25,049	16,490
Subsidiaries [Member] | Other Consolidated Community Development and Tax-Advantaged Investment Vies, Capitalized Lease Obligations, Debt Issuance Fees, and Unrealized Gains and Losses and Deferred Amounts Relating to Derivative Instruments [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,006	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.95%
Debt Instrument Maturity Year, start	Jan. 01, 2022
Debt Instrument Maturity Year, End	Dec. 31, 2022
Long-term debt	$ 1,300	1,300
Fixed Rate [Member] | Parent Company [Member] | Subordinated Debt One [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Debt Instrument Maturity Year, start	Jan. 01, 2024
Debt Instrument Maturity Year, End	Dec. 31, 2024
Long-term debt	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument Maturity Year, start	Jan. 01, 2026
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 199	199
Fixed Rate [Member] | Parent Company [Member] | Subordinated Notes Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.10%
Debt Instrument Maturity Year, start	Jan. 01, 2026
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 1,000	1,000
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2019
Debt Instrument Maturity Year, End	Dec. 31, 2028
Long-term debt	$ 12,345	11,299
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.85%
Fixed Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.125%
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2019
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 307	208
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.25%
Fixed Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2019
Debt Instrument Maturity Year, End	Dec. 31, 2025
Long-term debt	$ 11,600	6,200
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.40%
Fixed Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.45%
Floating Rate [Member] | Parent Company [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2019
Debt Instrument Maturity Year, End	Dec. 31, 2022
Long-term debt	$ 500	1,000
Floating Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.89%
Floating Rate [Member] | Parent Company [Member] | Medium-term Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.127%
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2019
Debt Instrument Maturity Year, End	Dec. 31, 2026
Long-term debt	$ 4,272	5,272
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.65%
Floating Rate [Member] | Subsidiaries [Member] | Federal Home Loan Bank Advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.175%
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year, start	Jan. 01, 2019
Debt Instrument Maturity Year, End	Dec. 31, 2058
Long-term debt	$ 7,864	$ 3,810
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.177%
Floating Rate [Member] | Subsidiaries [Member] | Bank Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.009%